Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance Table

As required by SEC rules, the following table provides information on the total compensation, as reported in the Summary Compensation Table ("SCT") and compensation actually paid ("CAP") to our principal executive officer (“PEO”) and to our other named executive officers (“NEOs”) for the fiscal years ended December 31, 2025, December 31, 2024 and December 31, 2023 and (i) the cumulative shareholder return on our common stock and (ii) our net income over the same time period. This information is presented based on methodology that has been prescribed by the SEC.

Year	SCT Total for F. Brad Denardo ($)(1)	SCT Total for Lara E. Ramsey ($)(1)	CAP for F. Brad Denardo ($)(1)(2)	CAP for Lara E. Ramsey ($)(1)(2)	Average SCT Total for Non-PEO NEOs ($)(3)	Average CAP for Non-PEO NEOs ($)(3)(4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)(5)	Net Income ($)
2025	786,514	562,269	786,514	550,141	427,592	411,716	85	15,826,000
2024	1,038,281	—	1,038,281	—	282,738	264,885	73	7,623,000
2023	942,129	—	852,129	—	334,117	314,520	82	16,591,000

(1)
From January 1, 2023 through June 30, 2025, F. Brad Denardo was our PEO. Beginning July 1, 2025, Lara E. Ramsey is our PEO.
(2)
The following table sets forth the adjustments made during each year represented in the table above to arrive at CAP to our PEO during each of the years in question:

Adjustments to determine CAP for PEO	F. Brad Denardo 2025 ($)	Lara E. Ramsey 2025 ($)	2024 ($)	2023 ($)
Increase for service cost, calculated as the actuarial present value of each benefit under all such plans attributable to services rendered during year	—	16,017	—	—
Adjustments for equity awards:
Grant date fair values included in the Summary Compensation Table	—	(22,399)	—	—
Year-end fair value of unvested awards granted in covered year	—	26,288	—	—
Total Adjustments	—	19,906	—	—

(3)
During 2025, 2024 and 2023, our other NEOs consisted of Lora M. Jones, Paul M. Mylum, and David K. Skeens. During 2024 and 2023, our other NEOs also included Ms. Ramsey.
(4)
The following table sets forth the adjustments made during each year represented in the table above to arrive at average CAP to our other NEOs during each of the years in question:

Adjustments to determine CAP for non-PEO NEOs	2025 ($)	2024 ($)	2023 ($)
Increase for service cost, calculated as the actuarial present value of each benefit under all such plans attributable to services rendered during year	19,855	18,403	17,932
Adjustments for equity awards:
Grant date fair values included in the Summary Compensation Table	(22,923)	—	—
Year-end fair value of unvested awards granted in covered year	26,902	—	—
Total Adjustments	23,835	18,403	17,932

(5)
Total shareholder return is calculated assuming a fixed investment of $100 in the Company’s common stock based on the closing price on December 31, 2022, the last trading day prior to January 1, 2023, assuming reinvestment of dividends, through and including the end of each fiscal year. The amount for 2024 represents the two year total shareholder return and the amount for 2025 represents the three year total shareholder return.

Named Executive Officers, Footnote	(1) From January 1, 2023 through June 30, 2025, F. Brad Denardo was our PEO. Beginning July 1, 2025, Lara E. Ramsey is our PEO.
Adjustment To PEO Compensation, Footnote
(2)
The following table sets forth the adjustments made during each year represented in the table above to arrive at CAP to our PEO during each of the years in question:

Adjustments to determine CAP for PEO	F. Brad Denardo 2025 ($)	Lara E. Ramsey 2025 ($)	2024 ($)	2023 ($)
Increase for service cost, calculated as the actuarial present value of each benefit under all such plans attributable to services rendered during year	—	16,017	—	—
Adjustments for equity awards:
Grant date fair values included in the Summary Compensation Table	—	(22,399)	—	—
Year-end fair value of unvested awards granted in covered year	—	26,288	—	—
Total Adjustments	—	19,906	—	—

Non-PEO NEO Average Total Compensation Amount	$ 427,592	$ 282,738	$ 334,117
Non-PEO NEO Average Compensation Actually Paid Amount	$ 411,716	264,885	314,520
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The following table sets forth the adjustments made during each year represented in the table above to arrive at average CAP to our other NEOs during each of the years in question:

Adjustments to determine CAP for non-PEO NEOs	2025 ($)	2024 ($)	2023 ($)
Increase for service cost, calculated as the actuarial present value of each benefit under all such plans attributable to services rendered during year	19,855	18,403	17,932
Adjustments for equity awards:
Grant date fair values included in the Summary Compensation Table	(22,923)	—	—
Year-end fair value of unvested awards granted in covered year	26,902	—	—
Total Adjustments	23,835	18,403	17,932

Equity Valuation Assumption Difference, Footnote
(5)
Total shareholder return is calculated assuming a fixed investment of $100 in the Company’s common stock based on the closing price on December 31, 2022, the last trading day prior to January 1, 2023, assuming reinvestment of dividends, through and including the end of each fiscal year. The amount for 2024 represents the two year total shareholder return and the amount for 2025 represents the three year total shareholder return.

Compensation Actually Paid vs. Total Shareholder Return

In accordance with the SEC’s disclosure requirements regarding pay versus performance, this section compares the compensation “actually paid,” which is defined in SEC rules and described above, to the Company’s total shareholder return and net income for fiscal years 2025, 2024 and 2023.

Compensation Actually Paid vs. Net Income

In accordance with the SEC’s disclosure requirements regarding pay versus performance, this section compares the compensation “actually paid,” which is defined in SEC rules and described above, to the Company’s total shareholder return and net income for fiscal years 2025, 2024 and 2023.

Total Shareholder Return Amount	$ 85	73	82
Net Income (Loss)	$ 15,826,000	$ 7,623,000	$ 16,591,000
PEO Name	Lara E. Ramsey	F. Brad Denardo	F. Brad Denardo
F. Brad Denardo
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 786,514	$ 1,038,281	$ 942,129
PEO Actually Paid Compensation Amount	786,514	1,038,281	852,129
Lara E. Ramsey
Pay vs Performance Disclosure
PEO Total Compensation Amount	562,269	0	0
PEO Actually Paid Compensation Amount	550,141	0	0
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | F. Brad Denardo
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | F. Brad Denardo | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | F. Brad Denardo | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | F. Brad Denardo | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Lara E. Ramsey
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,906
PEO | Lara E. Ramsey | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,017)
PEO | Lara E. Ramsey | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(22,399)
PEO | Lara E. Ramsey | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,288
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,835	18,403	17,932
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(19,855)	(18,403)	(17,932)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(22,923)	0	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 26,902	$ 0	$ 0